SSS Agreements (Detail Textuals 2) - USD ($)		1 Months Ended		12 Months Ended
		Jun. 27, 2016	Mar. 28, 2016	Dec. 31, 2017	Dec. 31, 2016
Agreement [Line Items]
Amortized SSS Notes	[1]				$ 122,696
Accrued interest expense				$ 120,000	120,000
Revised Content Agreement | SSS | Convertible promissory note
Agreement [Line Items]
Principal amount of SSS notes			$ 17,718,000
SSS Note, interest rate			0.56%
Percentage of outstanding common stock owned			19.99%
SSS Note converted to common stock shares		9,208,860
Debt issuance costs			$ 131,000
Amortized SSS Notes					$ 123,000
Effective conversion price of the SSS Note			$ 1.91
Fair value of common stock per stock			$ 1.81
Unamortized issuance costs		$ 8,000
Accrued interest expense		$ 25,000

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")